Chapter 11 - Summary, Background and Objectives (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021		Nov. 30, 2021	Nov. 02, 2021	Oct. 02, 2021	Sep. 30, 2021	Feb. 10, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Jul. 02, 2018
Reorganization, Chapter 11 [Line Items]
Long-term debt	$ 982	$ 951			$ 5,545						$ 6,200	$ 5,545
Cash and restricted cash	349		$ 490		516	[1]				$ 521		653	[1]	$ 1,205	[1]	$ 1,572
Cash and cash equivalents	224	$ 355			293							485		$ 987
Total restricted cash	125				$ 223							168
Additional interest on payment-in-kind interest					2.00%
Lease liability	$ 0				$ 503						$ 1,100	426
SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)							100.00%	50.00%
NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent											100.00%
NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent	35.00%			65.00%
Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt			5,662		$ 5,700							$ 5,700
New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Debt instrument, interest rate (as percent)											7.00%
Senior Secured Notes | Secured Debt
Reorganization, Chapter 11 [Line Items]
Long-term debt									$ 500		$ 500
Debt instrument, interest rate (as percent)																	12.00%
Subsequent Event
Reorganization, Chapter 11 [Line Items]
Plan of reorganization, new financing raised			350
Long-term debt			908
Cash and restricted cash			509
Cash and cash equivalents			355
Total restricted cash			154
Undrawn amount on revolving credit facility			125
Liquidty			480
Net debt			399
Subsequent Event | SeaMex
Reorganization, Chapter 11 [Line Items]
Equity interest, acquisition of residual (in percent)				100.00%
Subsequent Event | NSNCo
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				35.00%
Subsequent Event | NSNCo | NSNCo Noteholders
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent				65.00%
Subsequent Event | Credit Facility Maturing 2027
Reorganization, Chapter 11 [Line Items]
Long-term debt			683
Subsequent Event | New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Long-term debt			175
Subsequent Event | Hemen Convertible Bond
Reorganization, Chapter 11 [Line Items]
Long-term debt			$ 50

[1]	Comprised of cash and cash equivalents $293 million (2020: $485 million, 2019: $987 million), restricted cash $160 million (2020: $103 million, 2019: $135 million), and restricted cash included in non-current
assets $63 million (2020: $65 million, 2019: $83 million).